Bank and Other Borrowings (Details) $ in Thousands		12 Months Ended
	Oct. 26, 2023 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 HKD ($)
Bank and Other Borrowings [Line Items]
Borrowing a loan					$ 2,332,000,000	$ 18,000,000
Guarantee with limited amount (in Dollars)	$ 23,170,000
Debt interest expense		$ 351,000
OneConstruction Engineering Projects Limited [Member]
Bank and Other Borrowings [Line Items]
Debt interest expense		84,000
Outstanding principal		2,117,000
Bank Borrowings [Member] | OneConstruction Engineering Projects Limited [Member]
Bank and Other Borrowings [Line Items]
Debt interest expense		$ 114,000
Interest expense			$ 10,000
Minimum [Member]
Bank and Other Borrowings [Line Items]
Fixed bear interest rate		5.25%
Minimum [Member] | OneConstruction Engineering Projects Limited [Member]
Bank and Other Borrowings [Line Items]
Annual interest rate	1.70%
Maximum [Member]
Bank and Other Borrowings [Line Items]
Fixed bear interest rate		5.875%
Maximum [Member] | OneConstruction Engineering Projects Limited [Member]
Bank and Other Borrowings [Line Items]
Annual interest rate	1.80%